U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                   FORM 24F-2
                         ANNUAL NOTICE OF SECURITIES SOLD
                              PURSUANT TO RULE 24f-2

          READ INSTRUCTIONS AT END OF THE FORM BEFORE PREPARING FORM.
                         PLEASE PRINT OR TYPE.

------------------------------------------------------------------------------
 1.   Name and address of issuer:        The Rodney Square Fund
                                         Rodney Square North
                                         1100 North Market Street
                                         Wilmington, DE  19890
------------------------------------------------------------------------------
 2.   Name of each series or class of    The Rodney Square Fund
      funds for which this notice is
      filed:
------------------------------------------------------------------------------
 3.   Investment Company Act File Number:

      Securities Act File Number:                     2-76333
------------------------------------------------------------------------------
 4.   Last day of fiscal year for which
      this notice is filed:                          September 30, 1996
------------------------------------------------------------------------------
 5.   Check box if this notice is being
      filed more than 180 days after the
      close of the issuer's fiscal year
      for purposes of reporting
      securities sold after the close of
      the fiscal year but before
      termination of the issuer's 24f-2                  [   ]
      declaration:                                       [   ]
                                                         [   ]
------------------------------------------------------------------------------
 6.   Date of termination of issuer's
      declaration under rule 24f-2(a)(1),
      if applicable (see Instruction
      A.6):                                               N/A
------------------------------------------------------------------------------
 7.   Number and amount of securities of
      the same class or series which had
      been registered under the
      Securities Act of 1933 other than
      pursuant to rule 24f-2 in a prior
      fiscal year, but which remained
      unsold at the beginning of the
      fiscal year:                                                 0
------------------------------------------------------------------------------
 8.   Number and amount of securities
      registered during the fiscal year
      other than pursuant to rule 24f-2:                $216,796,876
------------------------------------------------------------------------------
 9.   Number and aggregate sale price of
      securities sold during the fiscal
      year:                                          $11,284,586,952
------------------------------------------------------------------------------
10.   Number and aggregate sale price of
      securities sold during the fiscal
      year in reliance upon registration
      pursuant to rule 24f-2:                        $11,067,790,076
------------------------------------------------------------------------------
11.   Number and aggregate sale price of
      securities issued during the fiscal
      year in connection with dividend
      reinvestment plans, if applicable
      (see Instruction B.7):                              $3,592,355
------------------------------------------------------------------------------
12.   Calculation of registration fee:

        (i) Aggregate sale price of
            securities sold during the
            fiscal year in reliance on
            rule 24f-2 (from Item 10):            $   11,067,790,076
                                                      --------------
       (ii) Aggregate price of shares
            issued in connection with
            dividend reinvestment plans
            (from Item 11, if
            applicable):                          +        3,592,355
                                                      --------------
      (iii) Aggregate price of shares
            redeemed or repurchased
            during the fiscal year (if
            applicable):                          -   11,023,118,062
                                                      --------------
       (iv) Aggregate price of shares
            redeemed or repurchased and
            previously applied as a
            reduction to filing fees
            pursuant to rule 24e-2 (if
            applicable):                          +                0
                                                      --------------
        (v) Net aggregate price of
            securities sold and issued
            during the fiscal year in
            reliance on rule 24f-2 [line
            (i), plus line (ii), less
            line (iii), plus line (iv)]
            (if applicable):                              48,264,369
                                                      --------------
       (vi) Multiplier prescribed by
            Section 6(b) of the
            Securities Act of 1933 or
            other applicable law or
            regulation (see Instruction
            C.6):                                 X           1/3300
                                                      --------------
      (vii) Fee due [line (i) or line (v)
            multiplied by line (vi)]:                      14,625.57
                                                     ===============

INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See instruction C.3.
------------------------------------------------------------------------------
13.   Check box if fees are being
      remitted to the Commission's
      lockbox depository as described in
      section 3a of the Commission's
      Rules of Informal and Other                        [   ]
      Procedures (17 CFR 202.3a).                        [   ]
                                                         [   ]
      Date of mailing or wire transfer
      of filing fees to Commission's
      lockbox depository:                                 N/A

------------------------------------------------------------------------------


                                 SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Diane D. Marky
                                   -----------------------------
                                    Diane D. Marky
                                    Assistant Secretary

Date:  November 25, 1996
       ------------------

* Please print the name and title of the signing officer below the signature.